Interest receivables, net of credit impairment losses (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Interest and fee receivables	¥ 0	¥ 8,839
Less: impairment loss allowance	0	(1,782)
Interest receivable, net of credit impairment losses	¥ 0	¥ 7,057